Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 11 Subsequent Events

Share Issuances

On July 12, 2012, the Company entered into a settlement agreement with an accredited investor pursuant to which the Company issued 7,000,000 shares of common stock, having a fair value of $129,500 ($0.0185/share), based upon the quoted closing trading price, to satisfy a dispute related to an outstanding common stock purchase warrant. The Company recorded a loss on settlement of $129,500.

In July 2012, the Company issued 10,000,000 shares to settle a contract valued at approximately $120,000 ($0.012/share), based upon the quoted closing trading price.

In August 2012, the Company issued 20,833,333 shares to settle warrant contract disputes. On August 20, 2012, the Company repaid debt totaling $119,503 issued by the Company to an accredited investor in April 2012. In connection therewith, the investor agreed to cancel 12,500,000 warrants in return for 12,500,000 restricted shares of the Company’s common stock. Both parties entered into a standard mutual release agreement. Then, on August 20, 2012, the Company repaid debt totaling $80,233 issued by the Company to an accredited investor in April 2012. In connection therewith, the investor agreed to cancel 8,333,333 warrants in return for 8,333,333 restricted shares of the Company’s common stock. The parties entered into a standard mutual release agreement.

In July 2012, the Company entered into a securities purchase agreement with six investors to sell up to 200,000,000 shares of the Company''s common stock at a share price of $0.01, which may be adjusted, and shall be issued warrants to purchase 100,000,000 shares of common stock at an exercise price of $0.01. As of August 2012, the Company sold 100,000,000 shares of common stock for net proceeds of $870,000 net of debt issue costs totaling $130,000. In conjunction with this sale, the Company issued 54,500,000 stock purchase warrants with an exercise price of $0.01 per share. The securities purchase agreement also bears a purchase price reset and price protection on the common stock issued. In accordance with the agreement, the Company also agreed to effectuate a reverse stock split within 20 days of entering into this agreement which as of today has not been met. In connection with the agreement, the Company also entered into the following consulting agreements:

Consulting agreement to issue shares worth 8.4% of the Company to two consultants, one of whom was appointed to the Company''s board of directors, on a fully diluted basis after giving effect to the contemplated reverse stock split. Until the Company has issued and outstanding 3.5 billion shares of Common Stock (subject to adjustment for stock splits), the Company shall ensure that the Consultant shall maintain 8.4% fully diluted equity position. The consultant shall be promptly issued additional shares of Common stock of the Company so that Consultant shall continue to own 8.4% of the Company on a fully diluted basis.

In July 2012, the Company executed a note for $750,000 bearing interest at 12%. In an event of default, at the option of the holder, the note may be converted into common stock equal to 95% of the average daily volume weighted average price of the Company''s common stock during the five trading days immediately prior to the conversion date. The Company paid debt issue costs of $90,975 in cash and 7,500,000 common shares, having a fair value of $150,000, based on the quoted closing trading price. In connection with the debt agreement, the Company agreed to assign all future receivables from the Company''s customers to the note holder until the note is fully repaid. The note is collateralized by all assets of the Company.

Treasury Shares

During July 2012 three executives voluntarily returned 79,071,984 common stock shares at par value and expensed during the year ended December 31, 2011.

Note 10 Subsequent Events

(A)	Common Stock

On March 26, 2012, the Company increase the Company’s authorized common stock from 1,000,000,000 shares to 2,500,000,000 shares.

During the 1 st quarter of 2012, the Company issued 20,000,000 shares of common stock to an officer, having a fair value of $280,000 ($0.014/share), based upon the quoted closing trading price.

(B)	Warrants

During the 1 st quarter of 2012, the Company issued 32,000,000 shares of common stock for $285,760 ($0.00893/share) in connection with the exercise of warrants.

(C)	Debt, Debt Conversion and Warrants

Notes

During the 1 st quarter of 2012, the Company executed notes payable and received net proceeds of $3,061,000.  The notes are unsecured, bear interest at 15% and mature 18 months from issuance. In connection with this debt issuance, the Company granted 241,125,000, 2.5 year warrants, with exercise prices ranging from $0.012/share - $0.015/share, and vest 6 months from grant.

Convertible Notes

During the 1 st quarter of 2012, the Company executed convertible notes for $519,950 resulting in net cash proceeds of $489,950, ($30,000 paid as debt issue costs).  The notes mature between 6 months – 1 year.  The notes bear interest ranging from 8% - 10%, with default interest rates ranging from 20% - 24%.

These notes may be convertible as follows, depending upon the terms of each issuance:

•	35% of the average, 3 lowest trading days, prior to the 10 days before conversion,
•	62% of the lowest trading price during the 7 days before conversion; and
•	65% of the lowest trading price during the 30 days before conversion

Debt Conversions

During the 1 st quarter of 2012, the Company settled $2,443,214 of secured convertible debt, unsecured debt and accrued interest with the payment of $2,895,576 and the issuance of 267,308,200 shares of common stock.  In addition, all related 58,971,327 warrants were cancelled.  As a result of the debt conversion and cancellation of warrants, all associated derivative liabilities underlying these instruments cease to exist.

During the 1 st quarter of 2012, the Company repurchased 14,542,939 shares of common stock from an investor for $230,400 ($0.0158/share).  The Company has paid $100,000, the balance will be paid in the 2 nd quarter of 2012. In connection with the repurchase, the Company has accounted for this transaction in accordance with ASC 505-30, “ treasury stock” .